Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Change In Benefit Obligations, Change In Plan Assets, Funded Status, Amounts Recognized on Balance Sheet, and Amounts Recognized In Accumulated Other Comprehensive Income (Pretax)

The following tables summarize benefit costs, as well as the benefit obligations, plan assets, funded status and rate assumptions associated with pension and postretirement health care and life insurance benefit plans.

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2016	2015	2016	2015
Change in Benefit Obligations
Beginning of year	$22,016	$25,320	$24,223	$27,097
Service cost	322	374	193	324
Interest cost	677	969	746	1,117
Plan amendments	428	–	(5,142)	(45)
Actuarial (gain) loss, net	1,017	(1,361)	1,289	(2,733)
Benefits paid	(938)	(971)	(1,349)	(1,370)
Curtailment and termination benefits	4	–	–	–
Settlements paid	(1,270)	(2,315)	–	–
Divestiture (Note 2)	(1,144)	–	(310)	(167)

End of year	$21,112	$22,016	$19,650	$24,223

Change in Plan Assets
Beginning of year	$16,124	$18,548	$1,760	$2,435
Actual return on plan assets	882	118	35	28
Company contributions	837	744	917	667
Benefits paid	(938)	(971)	(1,349)	(1,370)
Settlements paid	(1,270)	(2,315)	–	–
Divestiture (Note 2)	(972)	–	–	–

End of year	$14,663	$16,124	$1,363	$1,760

Funded Status

End of year	$(6,449)	$(5,892)	$(18,287)	$(22,463)

As a result of the Access Line Sale which closed on April 1, 2016, we derecognized $0.7 billion of defined benefit pension and other postretirement benefit plan obligations, including $0.2 billion that had been reclassified to Non-current liabilities related to assets held for sale in our consolidated balance sheet as of December 31, 2015. See Note 2 for additional details.

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2016	2015	2016	2015
Amounts recognized on the balance sheet
Noncurrent assets	$2	$349	$–	$–
Current liabilities	(88)	(93)	(639)	(695)
Noncurrent liabilities	(6,363)	(6,148)	(17,648)	(21,768)

Total	$(6,449)	$(5,892)	$(18,287)	$(22,463)

Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior Service Cost (Benefit)	$443	$(51)	$(6,072)	$(2,038)

Total	$443	$(51)	$(6,072)	$(2,038)

Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2016	2015
Projected benefit obligation	$21,048	$21,694
Accumulated benefit obligation	20,990	21,636
Fair value of plan assets	14,596	15,452

Benefit or (Income) Cost Related to Pension and Postretirement Health Care and Life Insurance

The following table summarizes the benefit (income) cost related to our pension and postretirement health care and life insurance plans:

				(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2016	2015	2014	2016	2015	2014
Service cost	$322	$374	$327	$193	$324	$258
Amortization of prior service cost (credit)	21	(5)	(8)	(657)	(287)	(253)
Expected return on plan assets	(1,045)	(1,270)	(1,181)	(54)	(101)	(161)
Interest cost	677	969	1,035	746	1,117	1,107
Remeasurement (gain) loss, net	1,198	(209)	2,380	1,300	(2,659)	4,615

Net periodic benefit (income) cost	1,173	(141)	2,553	1,528	(1,606)	5,566
Curtailment and termination benefits	4	–	11	–	–	–

Total	$1,177	$(141)	$2,564	$1,528	$(1,606)	$5,566

Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss

Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2016	2015	2016	2015
Prior service cost (benefit)	$428	$–	$(5,142)	$(45)
Reversal of amortization items
Prior service cost (benefit)	(21)	5	657	287
Amounts reclassified to net income	87	–	451	–

Total recognized in other comprehensive (income) loss (pre-tax)	$494	$5	$(4,034)	$242

Weighted Average Assumptions Used in Determining Benefit Obligations and Net Periodic Cost

The weighted-average assumptions used in determining benefit obligations follow:

		Pension	Health Care and Life
At December 31,	2016	2015	2016	2015
Discount Rate	4.30%	4.60%	4.20%	4.60%
Rate of compensation increases	3.00	3.00	N/A	N/A

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life
At December 31,	2016	2015	2014	2016	2015	2014
Discount rate in effect for determining service cost	4.50%	4.20%	5.00%	4.50%	4.20%	5.00%
Discount rate in effect for determining interest cost	3.20	4.20	5.00	3.40	4.20	5.00
Expected return on plan assets	7.00	7.25	7.25	3.80	4.80	5.50
Rate of compensation increases	3.00	3.00	3.00	N/A	N/A	N/A

Health Care Cost Trend Rates

The assumed health care cost trend rates follow:

	Health Care and Life
At December 31,	2016	2015	2014
Healthcare cost trend rate assumed for next year	6.50%	6.00%	6.50%
Rate to which cost trend rate gradually declines	4.50	4.50	4.75
Year the rate reaches the level it is assumed to remain thereafter	2025	2024	2022

Effects of One Percentage Point Change in Assumed Health Care Cost Trend Rates

A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2016 service and interest cost	$100	$(81)
Effect on postretirement benefit obligation as of December 31, 2016	609	(616)

Expected Benefit Payments to Retirees

The benefit payments to retirees are expected to be paid as follows:

		(dollars in millions)
Year	Pension Benefits	Health Care and Life
2017	$2,356	$1,259
2018	1,790	1,284
2019	1,722	1,290
2020	1,204	1,302
2021	1,189	1,327
2022-2026	5,777	6,616

Schedule of Recorded Severance Liability

The following table provides an analysis of our actuarially determined severance liability recorded in accordance with the accounting standard regarding employers’ accounting for postemployment benefits:

				(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year
2014	$757	$531	$(406)	$(7)	$875
2015	875	551	(619)	(7)	800
2016	800	417	(583)	22	656

Pension
Fair Values for Plans by Asset Category

The fair values for the pension plans by asset category at December 31, 2016 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,228	$1,219	$9	$–
Equity securities	1,883	1,883	–	–
Fixed income securities
U.S. Treasuries and agencies	1,251	880	371	–
Corporate bonds	2,375	152	2,126	97
International bonds	713	20	679	14
Real estate	655	–	–	655
Other
Private equity	624	–	–	624
Hedge funds	526	–	522	4

Total investments at fair value	9,255	4,154	3,707	1,394
Investments measured at NAV	5,408

Total	$14,663	$4,154	$3,707	$1,394

The fair values for the pension plans by asset category at December 31, 2015 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,387	$1,375	$12	$–
Equity securities	2,237	2,234	–	3
Fixed income securities
U.S. Treasuries and agencies	1,265	884	381	–
Corporate bonds	2,350	192	2,030	128
International bonds	710	33	657	20
Other	2	–	2	–
Real estate	873	–	–	873
Other
Private equity	609	–	–	609
Hedge funds	194	–	194	–

Total investments at fair value	9,627	4,718	3,276	1,633

Investments measured at NAV	6,497

Total	$16,124	$4,718	$3,276	$1,633

Reconciliation of Beginning and Ending Balance of Plan Assets Measured at Fair Value

The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

	(dollars in millions)
	Equity Securities	Corporate Bonds	International Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2015	$1	$100	$18	$692	$624	$–	$1,435
Actual gain (loss) on plan assets	–	6	(2)	93	45	–	142
Purchases and sales	–	18	5	(24)	(60)	–	(61)
Transfers in (out)	2	4	(1)	112	–	–	117

Balance at December 31, 2015	$3	$128	$20	$873	$609	$–	$1,633
Actual gain (loss) on plan assets	(1)	(9)	(2)	169	12	–	169
Purchases and sales	(2)	(22)	(4)	(387)	3	4	(408)

Balance at December 31, 2016	$–	$97	$14	$655	$624	$4	$1,394

Other Postretirement Benefit Plan
Fair Values for Plans by Asset Category

Health Care and Life Plans

The fair values for the other postretirement benefit plans by asset category at December 31, 2016 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$131	$1	$130	$–
Equity securities	463	463	–	–
Fixed income securities
U.S. Treasuries and agencies	23	22	1	–
Corporate bonds	170	145	25	–
International bonds	60	30	30	–

Total investments at fair value	847	661	186	–
Investments measured at NAV	516

Total	$1,363	$661	$186	$–

The fair values for the other postretirement benefit plans by asset category at December 31, 2015 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$162	$–	$162	$–
Equity securities	768	752	16	–
Fixed income securities
U.S. Treasuries and agencies	21	19	2	–
Corporate bonds	208	133	75	–
International bonds	79	19	60	–

Total investments at fair value	1,238	923	315	–
Investments measured at NAV	522

Total	$1,760	$923	$315	$–